Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Nature of Operations

Nature of Operations — Parker Drilling, together with its subsidiaries (the Company or Parker), is a rental tools and drilling services provider. We have operated in over 50 foreign countries and the United States since beginning operations in 1934, making us among the most geographically experienced rental tools providers and drilling contractors in the world. During 2012, we operated in 12 countries, and in 2013, we acquired an international rental tools business with operations in 10 additional countries. We have extensive experience and expertise drilling geologically difficult wells and managing the logistical and technological challenges of operating in remote, harsh and ecologically sensitive areas. We believe we are industry leaders in quality, health, safety and environmental practices. We own and operate our own drilling rigs as well as perform drilling-related services for operators who own drilling rigs and who choose to utilize our drilling experience and technical expertise on a contracted basis, typically referred to as Operations & Maintenance (O&M) work. We also provide other project management services (e.g., labor, maintenance, and logistics).

Our rental tools business specializes in providing high-quality, reliable equipment and services for oil and natural gas drilling, workover and production applications. This includes drill pipe, heavy-weight drill pipe, tubing, high-torque connections, blow-out preventers (BOPs), drill collars, casing running systems, fishing services and more. On April 22, 2013, we acquired International Tubular Services Limited and certain of its affiliates (collectively, ITS) and other related assets (the ITS Acquisition — see also Note 2). ITS’s principal activities include the rental of drilling equipment and pressure control systems, provision of casing running systems and fishing services, together with machine shop support. ITS serves an extensive customer base of exploration and production (E&P) companies, drilling contractors and service companies from 21 operating facilities primarily located in the Middle East, Latin America, U.K. and Europe, and the Asia-Pacific regions.

Within our U.S. drilling business we operate barge rigs that drill for natural gas, oil, and a combination of oil and natural gas in the shallow waters in and along the inland waterways of Louisiana, Alabama, and Texas. Additionally in our U.S. drilling business, we have two Arctic-class rigs operating on the North Slope of Alaska and one O&M contract for offshore platform operations located in California. Our international drilling business includes operations related to Parker-owned and operated rigs as well as customer-owned rigs. We strive to deploy our fleet of Parker-owned rigs in markets where we expect to have opportunities to keep the rigs in service consistently. As of September 30, 2013, our marketable rig fleet consisted of 13 barge drilling rigs and 23 land rigs located in the United States, Latin America and the Eastern Hemisphere regions. We have 5 rigs held for sale or currently not marketed as of September 30, 2013. Our Technical Services business is our engineering expertise center, which provides services to our customers as well as to our ongoing drilling business. Services provided include engineering and related project services during the concept development, pre-FEED (Front End Engineering Design), and FEED phases of our customer owned drilling facility projects.

Nature of Operations — Parker Drilling, together with its subsidiaries (the Company), is a worldwide provider of contract drilling and drilling-related services and currently we operate in 12 countries. We have operated in over 50 foreign countries and the United States since beginning operations in 1934, making us among the most geographically experienced drilling contractors in the world. We have extensive experience and expertise in drilling geologically difficult wells and in managing the logistical and technological challenges of operating in remote, harsh and ecologically sensitive areas. We believe our quality, health, safety and environmental practices are leaders in our industry. Our rental tools subsidiary specializes in oil and natural gas drilling rental tools providing high-quality, reliable equipment, such as drill pipe, heavy-weight drill pipe, tubing, high-torque connections, BOPs and drill collars used for drilling, workover and production applications.

Our U.S. barge drilling business operates barge rigs drill for natural gas, oil, and a combination of oil and natural gas in the shallow waters in and along the inland waterways of Louisiana, Alabama, and Texas. Our international drilling business provides extensive experience and expertise in drilling geologically difficult wells and in managing the logistical and technological challenges of operating in remote, harsh and ecologically sensitive areas. Additionally, our international drilling business includes operations and maintenance and other project management services, such as labor, maintenance, and logistics for operators who own their own drilling rigs, but choose Parker Drilling to operate the rigs for them. At December 31, 2012, our marketable rig fleet consisted of 14 barge drilling rigs and 24 land rigs located in the United States, Latin America and the Eastern Hemisphere regions. Our Technical services business includes engineering and related project services during the concept development, pre-FEED, and FEED (Front End Engineering Design) phases of our customer owned drilling facility projects. As these projects mature, we continue providing the same services during the Engineering, Procurement, Construction and Installation (EPCI) phase.

Consolidation

Consolidation — The consolidated condensed financial statements include the accounts of Parker Drilling and subsidiaries over which we exercise control or have a controlling financial interest, including entities, if any, in which the Company is allocated a majority of the entity’s losses or returns, regardless of ownership percentage. If a subsidiary of Parker Drilling has a 50 percent interest in an entity but Parker Drilling’s interest in the subsidiary or the entity does not meet the consolidation criteria described above, then that interest is accounted for under the equity method.

Consolidation — The consolidated financial statements include the accounts of the Company and subsidiaries in which we exercise control or have a controlling financial interest, including entities, if any, in which the Company is allocated a majority of the entity’s losses or returns, regardless of ownership percentage. If a subsidiary of Parker Drilling has a 50 percent interest in an entity but Parker Drilling’s interest in the subsidiary or the entity does not meet the consolidation criteria described above, then that interest is accounted for under the equity method.

Noncontrolling Interest

Noncontrolling Interest — We apply the accounting standards related to noncontrolling interests for ownership interests in our subsidiaries held by parties other than Parker Drilling. The entities that comprise the noncontrolling interest include Parker SMNG Drilling Limited Liability Company, Primorsky Drill Rig Services B.V., ITS Arabia Limited, and International Tubular Services — Egypt SAE. We report noncontrolling interest as equity on the consolidated balance sheets and report net income (loss) attributable to controlling interest and to noncontrolling interest separately on the consolidated statements of operations.

Noncontrolling Interest — We apply the accounting standards related to noncontrolling interests for ownership interests in our subsidiaries held by parties other than Parker Drilling. The entities that comprise the noncontrolling interest include Parker SMNG Drilling Limited Liability Company and Primorsky Drill Rig Services B.V. We report noncontrolling interest as equity on the consolidated balance sheets and report net income (loss) attributable to controlling interest and to noncontrolling interest separately on the consolidated statements of operations.

Reclassifications

Reclassifications — Certain reclassifications have been made to prior period amounts to conform to the current period presentation. These reclassifications did not have a material effect on our consolidated condensed statements of operations, consolidated condensed balance sheets, condensed statement of comprehensive income or consolidated condensed statements of cash flows.

Reclassifications — Certain reclassifications have been made to prior period amounts to conform with the current period presentation. These reclassifications did not have a material effect on our consolidated statements of operations, consolidated balance sheets or statements of cash flows.

Revenue Recognition

Revenue Recognition — Revenues from rental activities are recognized ratably over the rental term, which is generally less than six months. Contract drilling revenues and expenses, comprised of daywork drilling contracts and engineering and related project service contracts, are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized over the term of the related drilling contract; however, costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

Revenue Recognition — Contract drilling revenues and expenses, comprised of daywork drilling contracts and engineering and related project service contracts, are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized over the term of the related drilling contract; however, costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met. Revenues from rental activities are recognized ratably over the rental term which is generally less than six months. Construction contract revenues and costs are recognized on a percentage of completion basis utilizing the cost-to-cost method.

Reimbursable Costs

Reimbursable Costs — Within certain contractual arrangements, we may procure, take title and risk of loss for certain equipment, or make certain expenditures on behalf of our customers. We typically receive fees for these services, which we record as revenues. We recognize reimbursements received for out-of-pocket expenditures as revenues and account for out-of-pocket expenditures as direct operating costs. Such amounts totaled $16.2 million and $12.1 million during the third quarters of 2013 and 2012, respectively and $46.5 million and $29.8 million for the nine months ended September 30, 2013 and 2012, respectively.

Reimbursable Costs — The Company recognizes reimbursements received for out-of-pocket expenses incurred as revenues and accounts for out-of-pocket expenses as direct operating costs. Such amounts totaled $44.9 million, $64.2 million, and $40.1 million during the years ended December 31, 2012, 2011, and 2010, respectively.

Use of Estimates

Use of Estimates — The preparation of financial statements in accordance with accounting policies generally accepted in the United States (U.S. GAAP) requires us to make estimates and assumptions that affect our reported amounts of assets and liabilities, our disclosure of contingent assets and liabilities at the date of the financial statements, and our revenue and expenses during the periods reported. Estimates are typically used when accounting for certain significant items, such as allowance for doubtful accounts, legal or contractual liability accruals, mobilization and deferred mobilization, revenue and cost accounting for projects that follow the percentage of completion method, self-insured medical/dental plans, income taxes and valuation allowance, and other items requiring the use of estimates. Estimates are based on a number of variables which may include third party valuations, historical experience and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ from management estimates.

Use of Estimates — The preparation of financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect our reported amounts of assets and liabilities, our disclosure of contingent assets and liabilities at the date of the financial statements, and our revenue and expenses during the periods reported. Estimates are typically used when accounting for certain significant items such as legal or contractual liability accruals, mobilization and deferred mobilization, revenue and cost accounting for projects that follow the percentage of completion method, self-insured medical/dental plans, and other items requiring the use of estimates. Estimates are based on a number of variables which may include third party valuations, historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ from management estimates.

During the third quarter of 2010, we corrected an accounting error relating to value added taxes (VAT) in our Western Kazakhstan branch (PDKBV). The cumulative effect of the error and related foreign currency translation impact overstated net income and retained earnings by $6.4 million over the period 2007 through 2009. The impact of the error was determined not to be material to our results of operations and financial position for any previously reported periods. Consequently, during the third quarter of 2010, the cumulative effect of this correction was recorded in operating expenses and is reflected in year to date operating expenses for the year ended December 31, 2010.

Cash and Cash Equivalents

Cash and Cash Equivalents — For purposes of the consolidated balance sheets and the consolidated statements of cash flows, the Company considers cash equivalents to be highly liquid debt instruments that have a remaining maturity of three months or less at the date of purchase.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts — Trade accounts receivable are recorded at the invoice amount and generally do not bear interest. The allowance for doubtful accounts is our best estimate for losses that may occur resulting from disputed amounts and the inability of our customers to pay amounts owed. We estimate the allowance based on historical write-off experience and information about specific customers. We review individually, for collectability, all balances over 90 days past due as well as balances due from any customer with respect to which we have information leading us to believe that a risk exist for potential collection.

Account balances are charged off against the allowance when we believe it is probable the receivable will not be recovered. We do not have any off-balance-sheet credit exposure related to customers.

	December 31,
	2012	2011
	(Dollars in Thousands)
Trade	$176,029	$184,817
Notes receivable	650	650
Allowance for doubtful accounts(1)	(8,117)	(1,544)

Total accounts and notes receivable, net of allowance for bad debt	$168,562	$183,923

1)	Additional information on the allowance for doubtful accounts for the years ended December 31, 2012, 2011 and 2010 is reported on Schedule II — Valuation and Qualifying Accounts.

Property, Plant and Equipment

Property, Plant and Equipment — We account for depreciation of property, plant and equipment on the straight line method over the estimated useful lives of the assets after provision for salvage value. Depreciation, for tax purposes, utilizes several methods of accelerated depreciation. Depreciable lives for different categories of property, plant and equipment are as follows:

Land drilling equipment	3 to 20 years
Barge drilling equipment	3 to 20 years
Drill pipe, rental tools and other	4 to 7 years
Buildings and improvements	15 to 30 years

Annual Impairment Review

Annual Impairment Review — We review the carrying amounts of long-lived assets for potential impairment annually, typically during the fourth quarter, or when events occur or circumstances change that indicate the carrying value of such assets may not be recoverable. We determine recoverability by evaluating the undiscounted estimated future net cash flows. When impairment is indicated, we measure the impairment as the amount by which the assets’ carrying value exceeds its fair value. Management considers a number of factors such as estimated future cash flows from the assets, appraisals and current market value analysis in determining fair value. Assets are written down to fair value if the final estimate of current fair value is below the net carrying value.

Capitalized Interest

Capitalized Interest — Interest from external borrowings is capitalized on major projects until the assets are ready for their intended use. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful lives of the assets in the same manner as the underlying assets. Capitalized interest reduces net interest expense in the consolidated condensed statements of operations. During the three and nine months ended September 30, 2013, we capitalized interest costs of $0.7 million and $1.7 million, respectively, which were primarily related to a new enterprise resource planning system. During the three and nine months ended September 30, 2012 we capitalized $2.5 million and $7.9 million, respectively, of interest costs primarily related to the two Arctic-class rigs in Alaska.

Capitalized Interest — Interest from external borrowings is capitalized on major projects until the assets are ready for their intended use. Capitalized interest is added to the cost of the underlying asset and is amortized over the useful lives of the assets in the same manner as the underlying assets. Capitalized interest costs reduce net interest expense in the consolidated statements of operations. During 2012, 2011 and 2010, we capitalized interest costs related to the construction of rigs of $10.2 million, $19.3 million and $13.5 million, respectively.

Assets held for sale

Assets held for sale — We classify an asset as held for sale when the facts and circumstances meet the criteria for such classification, including the following: (a) we have committed to a plan to sell the asset, (b) the asset is available for immediate sale, (c) we have initiated actions to complete the sale, including locating a buyer, (d) the sale is expected to be completed within one year, (e) the asset is being actively marketed at a price that is reasonable relative to its fair value, and (f) the plan to sell is unlikely to be subject to significant changes or termination. At December 31, 2012 and 2011, we had net assets held for sale, included in current assets, in the amounts of $11.6 million and $5.3 million, respectively. For further information, see Note 4.

Rig Materials and Supplies

Rig Materials and Supplies — Because our international drilling generally occurs in remote locations, making timely outside delivery of spare parts uncertain, a complement of parts and supplies is maintained either at the drilling site or in warehouses close to the operation. During periods of high rig utilization, these parts are generally consumed and replenished within a one-year period. During a period of lower rig utilization in a particular location, the parts, like the related idle rigs, are generally not transferred to other international locations until new contracts are obtained because of the significant transportation costs, that would result from such transfers. We classify those parts which are not expected to be utilized in the following year as long-term assets. Rig materials and supplies are valued at the lower of cost or market value.

Deferred Costs		Deferred Costs — We defer costs related to rig mobilization and amortize such costs over the term of the related contract. The costs to be amortized within twelve months are classified as current.
Debt Issuance Costs		Debt Issuance Costs — We typically defer costs associated with debt financings and refinancing, and amortize those costs over the term of the related debt.
Income Taxes

Income Taxes — Income taxes are accounted for under the asset and liability method and have been provided based upon tax laws and rates in effect in the countries in which operations are conducted and income is earned. There is little or no expected relationship between the provision for or benefit from income taxes and income or loss before income taxes as the countries in which we operate have taxation regimes that vary not only with respect to nominal rate, but also in terms of the availability of deductions, credits, and other benefits. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the temporary differences are expected to be recovered or settled and the effect of changes in tax rates is recognized in income in the period in which the change is enacted. Accordingly, the impact of the American Taxpayer Relief Act of 2012, which was enacted January 2, 2013, will be recognized in 2013, not 2012. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized and changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Earnings (Loss) Per Share (EPS)

Earnings (Loss) Per Share (EPS) — Basic earnings (loss) per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. The effects of dilutive securities, stock options, unvested restricted stock and convertible debt are included in the diluted EPS calculation, when applicable.

Concentrations of Credit Risk

Concentrations of Credit Risk — Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of trade receivables. We generally do not require collateral on our trade receivables.

At September 30, 2013 and December 31, 2012, we had deposits in domestic banks in excess of federally insured limits of approximately $117.1 million and $12.2 million, respectively. The increase is primarily because as of January 1, 2013, all regular checking account deposits are only guaranteed up to $250,000 at each institution while prior to January 1, 2013, all regular checking account deposits were guaranteed, except investments. In addition, as of September 30, 2013 and December 31, 2012, we had uninsured deposits in foreign banks of $51.8 million and $34.5 million, respectively.

Our customer base consists primarily of major, independent, national and international oil and gas companies and integrated service providers. We depend on a limited number of customers. Our largest customer, Exxon Neftegas Limited, constituted 14.3% of our total year-to-date revenues as of September 30, 2013. Each of our segments depends on a limited number of key customers and the loss of any one or more key customers could have a material adverse effect on a segment.

Concentrations of Credit Risk — Financial instruments, that potentially subject the Company to concentrations of credit risk consist primarily of trade receivables with a variety of national and international oil and natural gas companies. We generally do not require collateral on our trade receivables.

At December 31, 2012 and 2011, we had deposits in domestic banks in excess of federally insured limits of approximately $12.2 million and $10.2 million, respectively. In addition, we had deposits in foreign banks, which were not insured at December 31, 2012 and 2011 of $34.5 million and $38.4 million, respectively.

Our customer base consists of major, independent and national oil and natural gas companies and integrated service providers. We depend on a limited number of significant customers. Our two largest customers, Exxon Neftegas Limited (ENL) and Schlumberger, constituted 11.8 percent and 10.4 percent, respectively of our revenues for 2012.

Construction Contract

Construction Contract — For the periods reported, our construction contract business included only the drilling rig construction project for BP. In November 2010, our customer, BP, informed us that it was suspending construction on the project to review the rig’s engineering and design, including its safety systems. The Liberty rig construction contract was a fixed fee and reimbursable contract that we accounted for on a percentage of completion basis. As of December 31, 2011 and 2010, we had recognized $335.5 million and $325.9 million in project-to-date revenues, respectively. We have recognized the entire $11.7 million fixed fee margin on the contract.

The Liberty rig construction contract expired on February 8, 2011 prior to completion of the rig. Before expiration of the construction contract, BP identified several areas of concern relating to design, construction and invoicing for which it asked us to provide explanations and documentation, and we have done so. Although we provided BP with the requested information, we do not know when or how these issues will be resolved with our client.

After expiration of the construction contract, the Company and BP continued activities to preserve and maintain the rig under the “pre-operations” phase of our contract, which was entered into in August 2009 and expired on July 1, 2011. A new consulting services agreement was reached between the Company and BP effective July 1, 2011. Under the consulting services agreement, we assisted BP in a review of the rig’s design, the creation of a new statement of requirements for the rig, and the transition of documentation and materials to BP. All work under the consulting agreement has been completed and we are engaged with BP on construction contract close-out resolution. In June 2012, BP publicly announced that it had made the decision to suspend the Liberty project indefinitely. We do not know whether or how that decision may impact our discussions with BP related to contract close-out.

Fair value measurements

Fair value measurements — For purposes of recording fair value adjustments for certain financial and non-financial assets and liabilities, and determining fair value disclosures, we estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation technique requires inputs that we categorize using a three-level hierarchy, from highest to lowest level of observable inputs, as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (Level 1), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (Level 2) and (3) unobservable inputs that require significant judgment for which there is little or no market data (Level 3). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Derivative Financial Instruments

Derivative Financial Instruments — We use derivative instruments to manage risks associated with interest rate fluctuations in connection with our Credit Agreement (see Note 7). These derivative instruments, which consist of variable-to-fixed interest rate swaps, are not designated as hedges. Accordingly, the change in the fair value of the interest rate swaps is recognized in earnings at each reporting period.

Stock-Based Compensation

Stock-Based Compensation — Under our long term incentive plans, we grant restricted stock awards (RSA), restricted stock units (RSU) and performance units (PU). For service-based awards and performance-based awards with graded vesting conditions, we recognize compensation expense on a straight-line basis over the service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. For market-based awards that vest at the end of the service period, we recognize compensation expense on a straight-line basis through the end of the service period. Share-based awards generally vest over three years.

Share-based compensation expense is recognized, net of an estimated forfeiture rate, which is based on historical experience and adjusted, if necessary, in subsequent periods based on actual forfeitures. The fair value of nonvested RSA’s and RSU’s is determined based on the closing trading price of the company’s shares on the grant date. Our RSA’s and RSU’s are settled in stock upon vesting. Our PU awards can be settled in cash or stock at the discretion of the compensation committee of the board of directors and are, therefore, accounted for as liability awards under the stock compensation rules of U.S. GAAP.

We recognize share-based compensation expense in the same financial statement line item as cash compensation paid to the respective employees. Tax deduction benefits for awards in excess of recognized compensation costs are reported as a financing cash flow.

Comprehensive Income

Comprehensive Income — In June 2011, the FASB issued Accounting Standards Update 2011-05, “Presentation of Comprehensive Income.” This update will increase the prominence of comprehensive income in the financial statements. It gives an entity the option to present the components of net income and comprehensive income in either a single continuous statement or in two separate but consecutive financial statements and eliminates the option to present other comprehensive income in the statement of changes in equity. This update will be effective for us beginning in the first quarter of 2012. This update did not have a material impact on our financial position, results of operations, cash flows, or disclosures.

Comprehensive Income — On January 1, 2012, we adopted an update issued by the FASB to existing guidance on the presentation of comprehensive income. The update eliminates the option to present the components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity. Public entities are required to comply with the new reporting requirements for fiscal years beginning after December 15, 2011 and interim periods within those years. Calendar year-end companies must adopt the requirements for the quarter ended March 31, 2012. The adoption of this update did not have a material impact on our financial position, results of operations, cash flows, or disclosures.

Impairment

Impairment — In July 2012, the Financial Accounting Standards Board (FASB) issued an update to existing guidance on the impairment assessment of indefinite-lived intangibles. This update simplifies the impairment assessment of indefinite-lived intangibles by allowing companies to consider qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount before performing the two step impairment review process. The adoption of this update did not have an impact on our condensed consolidated financial statements.

Acquisitions-purchase price allocation

Acquisitions-purchase price allocation — We allocate the purchase price of an acquired business to its identifiable assets and liabilities based on estimated fair values at the transaction date. Transaction and integration costs associated with an acquisition are expensed as incurred. The excess of the purchase price over the amount allocated to the assets and liabilities, if any, is recorded as goodwill. We use all available information to estimate fair values, including quoted market prices, the carrying value of acquired assets, and widely accepted valuation techniques such as discounted cash flows. We engage third-party appraisal firms to assist in fair value determination of inventories, identifiable intangible assets, and any other significant assets or liabilities when appropriate. The judgments made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact our results of operations.

Intangible Assets

Intangible Assets — Upon the ITS Acquisition, we recorded $10.0 million and $0.2 million, respectively, to recognize the fair values of definite and indefinite lived intangible assets (see Note 2 — Acquisition of ITS ). Definite lived intangible assets recorded in connection with the ITS Acquisition primarily relate to trade names, customer relationships, and developed technology and will be amortized over a weighted average period of approximately 3 years. With regard to indefinite lived intangible assets, which relate to our development of technology, we will conduct impairment tests annually, or more frequently, if events or changes in circumstances indicate that the asset might be impaired.

Recent Accounting Pronouncements

Effective January 1, 2012, we adopted the accounting standards update that changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments included in this update are intended to clarify the applications of existing fair value measurement requirements. The update was effective for annual periods beginning after December 15, 2011. Our adoption did not have a material effect on the disclosures contained in our notes to the consolidated financial statements.

In July 2012, the FASB issued an update to existing guidance on the impairment assessment of indefinite-lived intangibles. This update simplifies the impairment assessment of indefinite-lived intangibles by allowing companies to consider qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount before performing the two step impairment review process. The adoption of this update did not have an impact on our condensed consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires that companies present, either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This accounting guidance is effective for our first quarter in fiscal 2014 and is only expected to impact the presentation of our consolidated financial statements and related notes.

In July 2013, the FASB issued an update to existing guidance on presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This ASU requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction and (2) the entity intends to use the deferred tax asset for that purpose. The ASU does not require new recurring disclosures. It is effective prospectively for our first quarter in fiscal 2014. We do not expect the adoption of this update to have an impact on our condensed consolidated financial statements.